Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000007084 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007084 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007084 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007084 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007084 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007084 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000007084 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000007084 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000007084 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000007084 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007084 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007084 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007083 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007083 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007083 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007083 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007083 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007083 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000007083 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000007083 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000007083 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000007083 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007083 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007083 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007086 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007086 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007086 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000007086 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007086 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007086 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000007086 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000007086 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000007086 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000007086 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007086 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%